Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

9. Intangible Assets

Intangible assets, net consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Intangible assets	$335.1	$335.1
Less accumulated amortization	(27.7)	(21.8)

Intangible assets, net	$307.4	$313.3

The gross cost and accumulated amortization of intangible assets at March 31, 2012 and December 31, 2011, by major intangible asset category, were as follows:

	000000000000	000000000000	000000000000
	Successor
	March 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$293.9	$(23.6)	$270.3
TiO2 technology	31.9	(1.8)	30.1
Trade names	3.6	(0.9)	2.7
In-process research and development	5.0	(1.2)	3.8
Other	0.7	(0.2)	0.5

Total	$335.1	$(27.7)	$307.4

	Successor
	December 31, 2011
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$293.9	$(18.6)	$275.3
TiO2 technology	31.9	(1.5)	30.4
Trade names	3.6	(0.7)	2.9
In-process research and development	5.0	(0.9)	4.1
Other	0.7	(0.1)	0.6

Total	$335.1	$(21.8)	$313.3

Amortization expense related to intangible assets for the three months ended March 31, 2012 and two months ended March 31, 2011 was $5.9 million and $3.9 million, respectively. There was no amortization expense related to intangible assets for the one month ended January 31, 2011.

Estimated future amortization expense related to intangible assets is as follows:

Total
Amortization
2012	$17.8
2013	23.7
2014	22.9
2015	22.8
2016	21.2
Thereafter	199.0

Total	$307.4

10. Intangible Assets

As a result of fresh-start accounting, the Company recognized $335.1 million of separately identifiable intangible assets at fair value on January 31, 2011. Intangible assets, net consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Intangible assets	$335.1	$—
Less accumulated amortization	(21.8)	—

Intangible assets, net	$313.3	$—

The gross cost and accumulated amortization of intangible assets at December 31, 2011, by major intangible asset category, were as follows:

	Successor
	Gross Cost	Accumulated Amortization	Net Carrying Amount
	(Millions of dollars)
Customer relationships	$293.9	$(18.6)	$275.3
TiO2 technology	31.9	(1.5)	30.4
Trade names	3.6	(0.7)	2.9
In-process research and development	5.0	(0.9)	4.1
Other	0.7	(0.1)	0.6

Total	$335.1	$(21.8)	$313.3

Amortization expense related to intangible assets for the eleven months ended December 31, 2011 was $21.8 million. There was no amortization expense related to intangible assets for the one month ended January 31, 2011 and years ended December 31, 2010 and 2009. Estimated future amortization expense related to intangible assets is as follows:

Total Amortization
(Millions of dollars)
2012	$23.7
2013	$23.7
2014	$22.9
2015	$22.8
2016	$21.2
Thereafter	$199.0

Total	$313.3